Debt (Details) - USD ($)		9 Months Ended
	Feb. 12, 2015	Sep. 30, 2015	Dec. 31, 2014	[1]	Oct. 31, 2014
Debt (Textual)
Maturity date		Dec. 29, 2015
Amount loaned by officer to company		$ 25,000
Convertible Notes Payable [Member]
Debt (Textual)
Convertible notes payable					$ 2,000,000
Annual interest rate		8.00%
Maturity date		Jun. 30, 2015
Warrants to purchase of common stock shares		2,336,828
Exercise price		$ 1.10
Fair value of warrants amount		$ 187,288
Converted into Series B convertible preferred stock, Amount	$ 2,500,000
Accrued interest	$ 2,070,072
Converted into Series B convertible preferred stock, Shares	1,881,884
Unamortized debt issuance costs		$ 393,008

[1]	The condensed consolidated balance sheet as of December 31, 2014 has been derived from the audited financial statements as of that date.